UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2011 – February 29, 2012

Item 1.  Schedule of Investments.

UCM SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2012 (Unaudited)

Principal	Security Description	Rate	Maturity	Value
Asset Backed Obligations - 33.4%
$65,195	Aames Mortgage Trust, Series 2002-2 A2 (a)	4.50%	03/25/33	$61,228
296,066	Access Group, Inc., Series 2001 2A1 (b)	0.85	05/25/29	258,575
132,849	Access Group, Inc., Series 2002-A A1 (b)	0.96	09/25/25	132,711
26,597	Ameriquest Mortgage Securities, Inc., Series 2004-R11 A2 (b)	0.61	11/25/34	24,840
12,688	Amortizing Residential Collateral Trust, Series 2002-BC4 A (b)	0.82	07/25/32	10,052
165,769	Amortizing Residential Collateral Trust, Series 2002-BC8 A3 (b)	1.24	11/25/32	142,324
145,000	Banc of America Commercial Mortgage, Inc., Series 2004-6 A4	4.63	12/10/42	154,319
3,213	Banc of America Commercial Mortgage, Inc., Series 2005-4 A2	4.76	07/10/45	3,213
22,000	Banc of America Commercial Mortgage, Inc., Series 2007-3 A3 (b)	5.57	06/10/49	23,100
9,435	Bear Stearns Asset Backed Securities Trust, Series 2002-2 A1 (b)	0.90	10/25/32	8,040
46,401	Centex Home Equity, Series 2003-A AF4 (a)	4.25	12/25/31	46,744
34,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4 ASB	5.28	12/11/49	35,507
50,683	Credit Suisse Mortgage Capital Certificates, Series 2006-C2 A2 (b)	5.66	03/15/39	51,898
43,978	Credit Suisse Mortgage Capital Certificates, Series 2007-C4 A2 (b)	5.79	09/15/39	44,144
501,601	Delta Funding Home Equity Loan Trust, Series 1999-2 A1A (b)(c)	0.93	08/15/30	316,009
136,708	Fairbanks Capital Mortgage Loan Trust, Series 1999-1 A (b)(d)	1.44	05/25/28	118,084
18,627	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3 A3	4.96	08/15/42	19,022
150,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9 A3SF (b)	0.40	05/15/47	137,985
4,472	LB-UBS Commercial Mortgage Trust, Series 2003-C8 A3	4.83	11/15/27	4,552
248,955	Morgan Stanley Reremic Trust, Series 2011-KEYA A1 (d)	4.25	12/19/40	250,085
12,475	Novastar Home Equity Loan, Series 2004-4 M2 (b)	1.25	03/25/35	12,323
27,117	Saxon Asset Securities Trust, Series 2004-1 A (b)	0.78	03/25/35	18,703
300,000	SLM Student Loan Trust, Series 2003-11 A6 (b)(d)	0.84	12/15/25	284,062
333,986	Structured Asset Investment Loan Trust, Series 2003-BC2 A3 (b)	0.94	04/25/33	272,377
27,207	Structured Asset Securities Corp., Series 2002-HF1 A (b)	0.82	01/25/33	22,903
25,295	Wachovia Bank Commercial Mortgage Trust, Series 2005-C16 A2	4.38	10/15/41	25,290
10,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21 A4 (b)	5.20	10/15/44	11,098
56,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25 A3 (b)	5.70	05/15/43	56,387
344	WaMu Mortgage Pass Through Certificates, Series 2001-7 A (b)	1.39	05/25/41	300
41,380	WaMu Mortgage Pass Through Certificates, Series 2002-AR2 A (b)	2.47	02/27/34	40,366

Total Asset Backed Obligations (Cost $2,525,784)	2,586,241

Corporate Non-Convertible Bonds - 0.1%
4,000	Norfolk Southern Corp.	5.26	09/17/14	4,422
Total Corporate Non-Convertible Bonds (Cost $4,274)	4,422

Municipal Bonds - 2.4%
Florida - 0.2%
10,000	Lee Memorial Health System	7.28	04/01/27	11,897

Oklahoma - 0.7%
55,000	Oklahoma County Home Finance Authority	3.75	10/01/12	55,886

South Carolina - 0.2%
15,000	South Carolina State Housing Finance & Development Authority	5.50	07/01/26	15,066

Wisconsin - 1.3%
100,000	Wisconsin Housing & Economic Development Authority	3.45	04/01/20	104,225

Total Municipal Bonds (Cost $180,072)	187,074

U.S. Government & Agency Obligations - 51.8%
Agency - 0.1%
10,000	FHLMC	5.13	07/15/12	10,191

Interest Only Bonds - 0.2%
17,671	United States Small Business Administration, Series 2002-P10B 1	5.20	08/10/12	17,993

Mortgage Securities - 29.5%
44,323	FHLMC, Series 129, Class H (c)	8.85	03/15/21	45,985
75,976	FHLMC, Series 3823, Class GA	3.50	01/15/26	80,047
114,950	FHLMC, Series 3834, Class GA	3.50	03/15/26	121,111
158,903	FNMA, Series 2010-118, Class DJ	2.50	10/25/39	162,979
253,005	FNMA, Series 2010-137, Class MC	3.00	10/25/38	259,726
384,267	FNMA, Series 2010-34, Class JD	3.00	09/25/37	390,954
189,812	FNMA, Series 2012-8, Class LP	2.50	08/25/21	196,167
116,982	GNMA, Series 2004-108, Class AB (b)	4.40	12/16/32	125,085
5,977	GNMA, Series 2004-12, Class BA	4.81	08/16/32	6,120
7,640	GNMA, Series 2006-32, Class A	5.08	01/16/30	7,717
103,839	GNMA, Series 2008-55, Class WT (b)	5.50	06/20/37	110,491
161,701	GNMA, Series 2009-71, Class A	3.30	04/16/38	168,292
84,143	GNMA, Series 2010-14, Class QP	6.00	12/20/39	91,469
44,111	GNMA, Series 2010-142, Class AJ	3.00	09/20/39	45,585
447,554	GNMA, Series 2010-144, Class DK	3.50	09/16/39	474,231

				2,285,959
U.S. Treasury Securities - 22.0%
550,000	U.S. Treasury Note	0.38	10/31/12	550,817
250,000	U.S. Treasury Note	1.38	11/15/12	252,109
200,000	U.S. Treasury Note	0.63	01/31/13	200,797
235,000	U.S. Treasury Note	1.75	04/15/13	239,021
450,000	U.S. Treasury Note	2.00	11/30/13	463,447

				1,706,191

Total U.S. Government & Agency Obligations (Cost $3,955,167)	4,020,334

Total Investments - 87.7% (Cost $6,665,297)*	$6,798,071
Other Assets & Liabilities, Net – 12.3%	956,828
Net Assets – 100.0%	$7,754,899

FHLMC    Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
(a)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of February 29, 2012.
(b)	Variable rate security. Rate presented is as of February 29, 2012.
(c)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $361,994 or 4.7% of net assets.
(d)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $652,231 or 8.4% of net assets.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$161,269
Gross Unrealized Depreciation	(28,495)
Net Unrealized Appreciation	$132,774

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2012.

Level 1	Level 2	Level 3	Total

Investments At Value
Asset Backed Obligations	$-	$2,270,232	$316,009	$2,586,241
Corporate Non-Convertible Bonds	-	4,422	-	4,422
Municipal Bonds	-	187,074	-	187,074
U.S. Government & Agency Obligations	-	3,974,349	45,985	4,020,334
Total Investments At Value	$-	$6,436,077	$361,994	$6,798,071

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

	Asset Backed Obligations	U.S. Government & Agency Obligations

Balance as of 11/30/11	$-	$47,301
Accrued Accretion / (Amortization)	-	(26)
Realized Gain / (Loss)	-	-
Change in Unrealized Appreciation / (Depreciation)	-	26
Purchases	-	-
Sales	-	-
Paydowns / Calls	-	(1,316)
Transfers In / (Out)	316,009	-
Balance as of 02/29/12	$316,009	$45,985
Net change in unrealized appreciation from investments held as of 02/29/12	$43,364	$26

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:          April 4, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:       April 4, 2012

By:           /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:       April 4, 2012